Exchange Rate Differences on Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 250,596,951	$ 203,693,157	$ 1,754,809,706
For Trading of foreign currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	313,870,472	102,471,774	74,218,636
For Valuation of Assets and Liabilities in Foreign Currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ (63,273,521)	$ 101,221,383	$ 1,680,591,070